Accounts Receivable	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable	5. ACCOUNTS RECEIVABLE

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	205,315	221,639
Allowance for credit losses	(6,464)	(7,081)
Accounts receivable, net	198,851	214,558